Lease Arrangements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) item
Lease Arrangements
Number of vessels , generated revenue results | item	71
Amount of charter hire prepayment received	$ 238,900
Number of charter vessels | item	15
Future minimum payments, expected to be received
Remainder of 2022	$ 442,720
2023	697,369
2024	523,363
2025	286,004
2026	183,272
2027 and thereafter	179,561
Total future rentals	$ 2,312,289